FundX Upgrader Fund
FundX Upgrader Fund
FundX Investment Group

Supplement dated September 13, 2013 to the

Prospectus dated May 31, 2013, and the Statement of Additional Information (“SAI”) dated May 31, 2013

Effective August 31, 2013, the Board of Trustees has approved a reduction in the expense limitation from 1.50% to 1.25% of average daily net assets for the following Funds:

FundX Upgrader Fund – FUNDX

FundX Conservative Upgrader Fund – RELAX

FundX Aggressive Upgrader Fund – HOTFX

FundX ETF Aggressive Upgrader Fund – UNBOX

FundX ETF Upgrader Fund – REMIX

FundX Tactical Upgrader Fund – TACTX

FundX Tactical Total Return Fund – TOTLX

Accordingly, the fees and expenses tables for each of the Funds listed above have been revised to include the new Expense Caps.

The following section replaces the information on page 1 of the Prospectus:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Sub-Total Annual Fund Operating Expenses		1.24%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.70%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund Investor Class	173	538	927	2,019